Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
2.	Basis of Presentation and Summary of Significant Accounting Policies:

a.

Use of Estimates. The preparation of financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires the General Partner to make estimates and assumptions that affect the reported amounts of assets and liabilities, income and expenses, and related disclosures of contingent assets and liabilities in the financial statements and accompanying notes. As a result, actual results could differ from these estimates, and those differences could be material.

b.

Profit Allocation. The General Partner and each limited partner of the Partnership share in the profits and losses of the Partnership in proportion to the amount of Partnership interest owned by each except that no limited partner is liable for obligations of the Partnership in excess of its capital contributions and profits, if any, net of distributions or redemptions and losses, if any.

c.

Statement of Cash Flows. The Partnership has not provided a Statement of Cash Flows, as permitted by Accounting Standards Codification (“ASC”) 230, “Statement of Cash Flows.” The Statements of Changes in Partners’ Capital is included herein, and as of and for the years ended December 31, 2017, 2016 and 2015, the Partnership carried no debt and all the Partnership’s investments were carried at fair value and classified as Level 1 or Level 2 measurements.

d.

Partnership’s Investments. All Futures Interests held by the Partnership, including derivative financial instruments and derivative commodity instruments, are held for trading purposes. The Futures Interests are recorded on trade date and open contracts are recorded at fair value (as described in Note 6, “Fair Value Measurements”) at the measurement date. Investments in Futures Interests denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the measurement date. Gains or losses are realized when contracts are liquidated and are determined using the first-in, first-out method. Unrealized gains or losses on open contracts are included as a component of equity in trading account in the Statements of Financial Condition. Net realized gains or losses and net change in unrealized gains or losses are included in the Statements of Income and Expenses. The Partnership does not isolate the portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations from changes in market prices of investments held. Such fluctuations are included in total trading results in the Statements of Income and Expenses.

e.

Restricted and Unrestricted Cash. The cash held by the Partnership that is available for Futures Interests trading is on deposit in commodity brokerage accounts with MS&Co. As reflected in the Statements of Financial Condition, through September 30, 2016, restricted cash equaled the cash portion of assets on deposit to meet margin requirements plus the cash required to offset unrealized losses on foreign currency forwards and option contracts and offset unrealized losses only on the offsetting London Metal Exchange positions. Starting October 1, 2016, the Partnership’s restricted cash is now equal to the cash portion of assets on deposit to meet margin requirements, as determined by the exchange or counterparty, and required by MS&Co. All of these amounts are maintained separately. At December 31, 2017 and 2016, the amount of cash held for margin requirements was $27,194,974 and $29,644,918, respectively. Cash that is not classified as restricted cash is therefore classified as unrestricted cash. Restricted and unrestricted cash includes cash denominated in foreign currencies of $43,923 (cost of $42,164) and $(1,733,117) (proceeds of $1,731,179) as of December 31, 2017 and 2016, respectively.

f.

Foreign Currency Transactions and Translation. The Partnership’s functional currency is the U.S. dollar; however, the Partnership may transact business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect at the date of the Statements of Financial Condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect during the period.

g.

Income Taxes. Income taxes have not been recorded as each partner is individually liable for the taxes, if any, on its share of the Partnership’s income and expenses. The Partnership follows the guidance of ASC 740, “Income Taxes,” which prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of tax positions taken or expected to be taken in the course of preparing the Partnership’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained “when challenged” or “when examined” by the applicable tax authority. Tax positions determined not to meet the more-likely-than-not threshold would be recorded as a tax benefit or liability in the Statements of Financial Condition for the current year. If a tax position does not meet the minimum statutory threshold to avoid the incurring of penalties, an expense for the amount of the statutory penalty and interest, if applicable, shall be recognized in the Statements of Income and Expenses in the years in which the position is claimed or expected to be claimed. The General Partner has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Partnership files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The 2014 through 2017 tax years remain subject to examination by U.S. federal and most state tax authorities.

h.

Revenue Recognition. For excess cash which is not invested by the General Partner in U.S. Treasury bills and/or other permitted investments, monthly, MS&Co. credits the Partnership with interest income on 100% of the average daily equity maintained in cash in the Partnership’s account during each month at a rate equal to 80% of the monthly average of the 4-week U.S. Treasury bill discount rate. MS&Co. and Ceres retain any interest earned on such uninvested cash in excess of the interest paid to the Partnership. For purposes of these interest credits, daily funds do not include monies due to the Partnership on or with respect to futures, forward, or option contracts that have not been received.

i.

Administrative and General Partner’s fee. The Partnership pays the General Partner a monthly administrative and General Partner fee equal to 1/12th of 2% (2% annual rate) of the Partnership’s net assets (plus “notional” funds, if any) as of the first day of each month, as described in the Partnership’s Memorandum. The General Partner then pays or reimburses the Partnership for all fees and costs charged or incurred by the commodity brokers for trades executed on behalf of the Partnership, and for all ordinary administrative and offering expenses. Such fees cover all brokerage fees, transaction fees and costs, and legal, accounting and auditing expenses, printing costs, filing fees, escrow fees, marketing costs, and other related fees and expenses.

j.

Placement Agent Fees. The Partnership pays the Placement Agent ongoing compensation on a monthly basis equal to a percentage of the net asset value (as defined in the Memorandum) of a limited partner’s Unit as of the beginning of each month. The applicable rate payable by each limited partner is determined by the Class of Units held by such limited partner. The Partnership pays the Placement Agent the following percentage in accordance with the following schedule:

Class of Units	Annualized Rate (%)
A	2.00%
D	0.75%
Z	0.00%

The Placement Agent pays a portion of the ongoing Placement Agent fees it receives from the Partnership to the Morgan Stanley Financial Advisor or Private Wealth Advisor responsible for selling the Units to the relevant limited partners. Certain limited partners (other than ERISA/IRA investors) may be deemed to hold Class Z Units. Class Z Units are not subject to ongoing placement agent fees.

k.

Continuing Offering. Units of the Partnership are offered at a price equal to 100% of the net asset value per Unit as of the first day of each month at the final net asset value per Unit as of the last day of the immediately preceding month. The minimum subscription amount in Class A Units in the Partnership is $25,000 ($10,000 for ERISA/IRA investors), subject to the discretion of Ceres to accept a lower amount. Certain investors are eligible to purchase Class D Units upon investing a minimum of $5,000,000 in the Partnership. The Class of Units that a limited partner receives upon a subscription will generally depend upon the aggregate amount invested in the Partnership, although the General Partner may determine to offer Class A or Class D Units to an investor in its sole discretion, regardless of investment amount. Additional subscriptions can be made in a minimum amount of $10,000, subject to the discretion of Ceres to accept a lower amount. The request for subscriptions must be delivered to a limited partner’s Morgan Stanley Wealth Management Branch Office in time for it to be forwarded to and received by Ceres no later than 3:00 P.M., New York City time, on the third business day before the end of the month.

No selling commissions or charges related to the initial offering of Units are paid by the limited partners or the Partnership. MS&Co. pays all such costs.

l.

Equity in Trading Account. The Partnership’s asset “Equity in trading account” reflected in the Statements of Financial Condition consists of cash on deposit with MS&Co., a portion of which is to be used as margin for trading and net unrealized appreciation on open futures and forward contracts, which are calculated as the difference between the original contract value and fair value.

The Partnership, in its normal course of business, enters into various contracts with MS&Co. acting as its commodity broker. Pursuant to the brokerage agreement with MS&Co., to the extent that such trading results in unrealized gains or losses, these amounts are offset for the Partnership and are reported on a net basis in the Statements of Financial Condition.

The Partnership has offset its unrealized gains or losses executed with the same counterparty as allowable under the terms of its master netting agreement with MS&Co., the counterparty on such contracts. The Partnership has consistently applied its right to offset.

m.

Investment Company Status. Effective January 1, 2014, the Partnership adopted Accounting Standards Update 2013-08, “Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” and based on the General Partner’s assessment, the Partnership has been deemed to be an investment company since inception. Accordingly, the Partnership follows the investment company accounting and reporting guidance of Topic 946 and reflects its investments at fair value with unrealized gains and losses resulting from changes in fair value reflected in the Statements of Income and Expenses.

n.

Redemptions. Limited partners may redeem some or all of their Units at 100% of the net asset value per Unit. The request for redemptions must be delivered to a limited partner’s local Morgan Stanley Branch Office in time for it to be forwarded and received by Ceres no later than 3:00 P.M., New York City time, on the third business day before the end of the month in which the redemption is to be effective.

o.

Exchanges. Limited partners may redeem some or all of their Units at 100% of the net asset value per Unit of the Partnership on the Redemption Date and use the proceeds to purchase units in any other commodity pool operated by Ceres that is open to investment. Limited partners may also redeem units in any other commodity pool operated by Ceres and use the proceeds to purchase Units in the Partnership. The request for exchanges must be delivered to a limited partner’s Morgan Stanley Wealth Management Branch Office in time for it to be forwarded and received by Ceres no later than 3:00 P.M., New York City time, on the third business day before the end of the month.

p.

Distributions. Distributions, other than redemptions of Units, are made on a pro-rata basis at the sole discretion of Ceres. No distributions have been made to date. Ceres does not intend to make any distributions of the Partnership’s profits.

q.	Dissolution of the Partnership. The Partnership will terminate on December 31, 2035, or at an earlier date if certain conditions occur as defined in the Memorandum.

r.	Net Income (Loss) per Unit. Net income (loss) per Unit is calculated in accordance with ASC 946, “Financial Services – Investment Companies.” See Note 7, “Financial Highlights.”

s.

Reclassification. Certain prior period amounts have been reclassified to conform to current period presentation. Amounts previously presented as net unrealized gain (loss) on open contracts in the Statements of Financial Condition are now reported as net unrealized appreciation on open futures contracts, net unrealized depreciation on open futures contracts, net unrealized appreciation on open forward contracts and net unrealized depreciation on open forward contracts, as applicable. In addition, amounts previously presented as futures and forward contracts purchased and futures and forward contracts sold in the Condensed Schedules of Investments are now reported as futures contracts purchased, futures contracts sold, unrealized appreciation on open forward contracts and unrealized depreciation on open forward contracts, as applicable.